Condensed Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 25	$ 1,382,930	$ (1,483,709)	$ (100,754)
Balance, shares at Dec. 31, 2016	25,011,000
Issuance of common stock for cash	$ 1	2,484,198		$ 2,484,199
Issuance of common stock for cash, shares	371,351			350,000
Payment of offering costs		(814,442)		$ (814,442)
Value of common stock of related party issued with convertible note payable		99,027		99,027
Value of common stock issued with notes payable		91,000		91,000
Value of common stock issued with notes payable, shares	18,200
Value of common stock issued with capital lease obligation		2,800,000		$ 2,800,000
Value of common stock issued with capital lease obligation, shares	350,000			350,000
Issuance of common stock for accounts payable and accrued expenses		160,000		$ 160,000
Issuance of common stock for accounts payable and accrued expenses, shares	20,000
Stock option expense		1,676,476		1,676,476
Net loss			(6,568,863)	(6,568,863)
Balance at Dec. 31, 2017	$ 26	7,879,189	(8,052,572)	(173,357)
Balance, shares at Dec. 31, 2017	25,770,551
Issuance of common stock for cash		307,924		307,924
Issuance of common stock for cash, shares	46,330
Value of common stock issued with notes payable		407,791		407,791
Value of common stock issued with notes payable, shares	155,850
Issuance of common stock for accounts payable and accrued expenses		69,274		69,274
Issuance of common stock for accounts payable and accrued expenses, shares	8,695
Stock option expense		452,234		452,234
Value of warrants issued with notes payable		3,726,506		3,726,506
Issuance of common stock for services		2,660,000		2,660,000
Issuance of common stock for services, shares	332,500
Net loss			(4,145,190)	(4,145,190)
Balance at Jun. 30, 2018	$ 26	15,502,918	(12,197,762)	3,305,182
Balance, shares at Jun. 30, 2018	26,313,929
Balance at Dec. 31, 2017	$ 26	7,879,189	(8,052,572)	(173,357)
Balance, shares at Dec. 31, 2017	25,770,551
Issuance of common stock for cash		307,924		$ 307,924
Issuance of common stock for cash, shares	46,330			350,000
Value of common stock issued with notes payable		407,791		$ 407,791
Value of common stock issued with notes payable, shares	155,850
Value of common stock issued with capital lease obligation		2,388,000		$ 2,388,000
Value of common stock issued with capital lease obligation, shares	298,500			298,500
Issuance of common stock for accounts payable and accrued expenses		119,274		$ 119,274
Issuance of common stock for accounts payable and accrued expenses, shares	14,945
Stock option expense		904,468		904,468
Value of warrants issued with notes payable		3,726,506		3,726,506
Issuance of common stock for services	$ 1	3,459,999		3,460,000
Issuance of common stock for services, shares	432,500
Net loss			(13,189,122)	(13,189,122)
Balance at Dec. 31, 2018	$ 27	19,193,151	(21,241,694)	(2,048,516)
Balance, shares at Dec. 31, 2018	26,718,676
Issuance of common stock for cash				$ 674,000
Issuance of common stock for cash, shares				84,300
Issuance of common stock for accounts payable and accrued expenses		674,400		$ 674,400
Issuance of common stock for accounts payable and accrued expenses, shares	84,300
Net loss			(996,915)	(996,915)
Balance at Jun. 30, 2019	$ 27	$ 19,867,551	$ (22,238,609)	$ (2,371,031)
Balance, shares at Jun. 30, 2019	26,802,976